Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 9,821,667	$ 3,495,903
Insurance Contracts Liabilities	(105,700,532)	(4,068,201)
Reinsurance Contract Assets	28,616,023	98,766
Reinsurance Contracts Liabilities	(2,163,638)	0
Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	1,517,255	891,407
Insurance Contracts Liabilities	(2,341,868)	(3,948,374)
Reinsurance Contract Assets	0	13,182
Reinsurance Contracts Liabilities	(458,584)
Non Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	8,304,412	2,604,496
Insurance Contracts Liabilities	(103,358,664)	(119,827)
Reinsurance Contract Assets	28,616,023	$ 85,584
Reinsurance Contracts Liabilities	$ (1,705,054)